Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
April 30, 2024
RW22-NPRT3-0624
1.858586.116
Domestic Equity Funds - 9.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	16,308	282,952
Fidelity Series Commodity Strategy Fund (a)	1,359	131,835
Fidelity Series Large Cap Growth Index Fund (a)	8,754	178,930
Fidelity Series Large Cap Stock Fund (a)	8,818	189,313
Fidelity Series Large Cap Value Index Fund (a)	22,066	338,276
Fidelity Series Small Cap Core Fund (a)	293	3,247
Fidelity Series Small Cap Opportunities Fund (a)	5,770	82,864
Fidelity Series Value Discovery Fund (a)	8,225	125,272
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,114,249)		1,332,689

International Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,389	95,133
Fidelity Series Emerging Markets Fund (a)	15,965	139,378
Fidelity Series Emerging Markets Opportunities Fund (a)	31,236	557,876
Fidelity Series International Growth Fund (a)	13,415	236,498
Fidelity Series International Index Fund (a)	7,462	90,065
Fidelity Series International Small Cap Fund (a)	12,812	214,853
Fidelity Series International Value Fund (a)	19,371	238,260
Fidelity Series Overseas Fund (a)	17,585	237,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,532,585)		1,809,290

Bond Funds - 72.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	303,986	2,900,024
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,861	87,533
Fidelity Series Corporate Bond Fund (a)	142,759	1,279,117
Fidelity Series Emerging Markets Debt Fund (a)	9,866	75,867
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,779	24,424
Fidelity Series Floating Rate High Income Fund (a)	1,624	14,648
Fidelity Series Government Bond Index Fund (a)	214,753	1,904,862
Fidelity Series High Income Fund (a)	9,437	78,614
Fidelity Series International Credit Fund (a)	1,002	7,943
Fidelity Series International Developed Markets Bond Index Fund (a)	67,468	573,480
Fidelity Series Investment Grade Bond Fund (a)	195,843	1,893,802
Fidelity Series Investment Grade Securitized Fund (a)	144,111	1,235,032
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,427	383,141
Fidelity Series Real Estate Income Fund (a)	1,483	14,256
TOTAL BOND FUNDS (Cost $11,745,737)		10,472,743

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	175,336	175,336
Fidelity Series Short-Term Credit Fund (a)	16,804	164,507
Fidelity Series Treasury Bill Index Fund (a)	52,271	519,047
TOTAL SHORT-TERM FUNDS (Cost $863,340)		858,890

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,255,911)	14,473,612
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,380)
NET ASSETS - 100.0%	14,468,232

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,270,413	619,058	1,007,690	74,479	(29,248)	47,491	2,900,024
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	99,867	18,893	24,935	2,959	(1,725)	(4,567)	87,533
Fidelity Series Blue Chip Growth Fund	207,095	125,317	86,169	1,099	877	35,832	282,952
Fidelity Series Canada Fund	110,291	22,867	38,501	3,139	3,727	(3,251)	95,133
Fidelity Series Commodity Strategy Fund	123,398	49,675	34,688	4,572	(1,943)	(4,607)	131,835
Fidelity Series Corporate Bond Fund	1,364,912	297,786	363,788	41,760	(33,899)	14,106	1,279,117
Fidelity Series Emerging Markets Debt Fund	84,622	14,198	24,241	3,754	(3,173)	4,461	75,867
Fidelity Series Emerging Markets Debt Local Currency Fund	28,678	5,994	7,776	1,760	(637)	(1,835)	24,424
Fidelity Series Emerging Markets Fund	159,950	44,328	63,485	3,472	(3,781)	2,366	139,378
Fidelity Series Emerging Markets Opportunities Fund	637,224	203,171	272,563	16,028	(20,086)	10,130	557,876
Fidelity Series Floating Rate High Income Fund	16,783	3,596	5,773	1,135	2	40	14,648
Fidelity Series Government Bond Index Fund	1,984,604	481,999	505,128	43,294	(24,427)	(32,186)	1,904,862
Fidelity Series Government Money Market Fund 5.4%	373,590	67,422	265,676	10,662	-	-	175,336
Fidelity Series High Income Fund	89,000	13,528	24,335	3,982	(2,357)	2,778	78,614
Fidelity Series International Credit Fund	7,460	258	-	258	-	225	7,943
Fidelity Series International Developed Markets Bond Index Fund	642,907	105,241	171,659	19,840	(14,175)	11,166	573,480
Fidelity Series International Growth Fund	278,109	60,452	113,661	3,029	(5,582)	17,180	236,498
Fidelity Series International Index Fund	105,177	21,823	38,032	2,496	1,989	(892)	90,065
Fidelity Series International Small Cap Fund	87,237	182,522	77,751	8,024	(1,199)	24,044	214,853
Fidelity Series International Value Fund	280,062	51,407	108,477	7,545	5,724	9,544	238,260
Fidelity Series Investment Grade Bond Fund	2,027,936	450,207	529,154	59,762	(44,565)	(10,622)	1,893,802
Fidelity Series Investment Grade Securitized Fund	1,376,634	277,518	372,418	39,479	(29,230)	(17,472)	1,235,032
Fidelity Series Large Cap Growth Index Fund	130,833	79,736	48,110	761	4,962	11,509	178,930
Fidelity Series Large Cap Stock Fund	145,083	92,506	63,034	7,017	3,957	10,801	189,313
Fidelity Series Large Cap Value Index Fund	269,527	181,590	121,332	10,093	8,262	229	338,276
Fidelity Series Long-Term Treasury Bond Index Fund	626,786	192,499	386,164	14,470	(113,633)	63,653	383,141
Fidelity Series Overseas Fund	278,417	57,367	110,139	3,856	868	10,714	237,227
Fidelity Series Real Estate Income Fund	23,369	2,825	11,633	853	(611)	306	14,256
Fidelity Series Short-Term Credit Fund	298,973	36,369	174,832	5,971	(3,357)	7,354	164,507
Fidelity Series Small Cap Core Fund	715	2,766	183	11	26	(77)	3,247
Fidelity Series Small Cap Opportunities Fund	66,365	34,291	22,338	634	372	4,174	82,864
Fidelity Series Treasury Bill Index Fund	1,072,458	223,718	776,218	31,746	(3,224)	2,313	519,047
Fidelity Series Value Discovery Fund	99,468	64,784	39,120	4,797	1,699	(1,559)	125,272
	16,367,943	4,085,711	5,889,003	432,737	(304,387)	213,348	14,473,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.